WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.5%
U.S. Government Obligations - 26.5%
U.S. Treasury Bonds	3.750%	11/15/43	70,050,000	$99,176,845
U.S. Treasury Bonds	3.625%	2/15/44	1,310,000	1,823,919
U.S. Treasury Bonds	2.875%	8/15/45	37,020,000	46,196,911
U.S. Treasury Bonds	2.750%	8/15/47	31,360,000	38,769,412
U.S. Treasury Bonds	3.000%	2/15/48	27,310,000	35,406,455
U.S. Treasury Bonds	3.125%	5/15/48	22,790,000	30,264,408
U.S. Treasury Bonds	3.000%	8/15/48	10,960,000	14,275,614
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,669,727
U.S. Treasury Notes	1.625%	6/30/20	650,000	650,660
U.S. Treasury Notes	1.375%	5/31/21	330,000	331,418
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,682,395
U.S. Treasury Notes	1.875%	1/31/22	1,330,000	1,354,522
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,950,289
U.S. Treasury Notes	1.750%	7/31/24	20,000	20,725
U.S. Treasury Notes	1.500%	9/30/24	460,000	472,075
U.S. Treasury Notes	1.500%	10/31/24	19,810,000	20,338,138
U.S. Treasury Notes	2.250%	11/15/24	8,270,000	8,775,084
U.S. Treasury Notes	1.750%	12/31/24	300,000	311,783
U.S. Treasury Notes	2.000%	2/15/25	12,300,000	12,938,783
U.S. Treasury Notes	2.875%	5/31/25	16,650,000	18,292,236
U.S. Treasury Notes	2.250%	11/15/25	14,890,000	15,940,734
U.S. Treasury Notes	1.625%	10/31/26	19,210,000	19,946,133
U.S. Treasury Notes	3.125%	11/15/28	1,760,000	2,055,934
U.S. Treasury Notes	2.625%	2/15/29	2,250,000	2,541,050
U.S. Treasury Notes	1.750%	11/15/29	2,660,000	2,811,080
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $320,913,213)				380,996,330
CORPORATE BONDS & NOTES - 19.3%
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,450,000	2,621,476	(a)
Media - 0.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	2,030,000	2,132,616	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	70,000	70,891
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	750,000	781,163	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000	$62,511	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,010,000	1,173,204
Comcast Corp., Senior Notes	4.700%	10/15/48	1,050,000	1,382,488
DISH DBS Corp., Senior Notes	5.875%	11/15/24	310,000	318,623
DISH DBS Corp., Senior Notes	7.750%	7/1/26	850,000	914,949
Fox Corp., Senior Notes	5.476%	1/25/39	580,000	744,106	(a)
Prosus NV, Senior Notes	5.500%	7/21/25	1,120,000	1,253,224	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,660,000	1,844,001	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	891,308
Walt Disney Co., Senior Notes	8.450%	8/1/34	440,000	749,590
Total Media				12,318,674
Wireless Telecommunication Services - 0.0%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	410,594	(a)
TOTAL COMMUNICATION SERVICES				15,350,744
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	866,000	899,689	(a)
Automobiles - 0.1%
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	517,038
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	123,087
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	847,839
Total Automobiles				1,487,964
Diversified Consumer Services - 0.0%
Prime Security Services
Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	420,000	433,261	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	281,255
Total Diversified Consumer Services				714,516

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	130,000	$130,394	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	22,433
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	158,288
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	205,889
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	40,267
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	737,532
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	1,510,000	1,566,413
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	559,988
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	821,181
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	669,737
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,574,056	(a)
Total Hotels, Restaurants & Leisure				6,486,178
Household Durables - 0.1%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	524,110
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	404,383
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	119,099
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	67,232
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	462,000
Total Household Durables				1,576,824
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,659,596	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	130,000	136,415	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,155,185
Total Textiles, Apparel & Luxury Goods				3,951,196
TOTAL CONSUMER DISCRETIONARY				15,116,367
CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev
Worldwide Inc., Senior Notes	5.550%	1/23/49	4,210,000	5,729,008

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.0%
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	14,218	$15,588	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	51,869	59,874
Total Food & Staples Retailing				75,462
Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.400%	2/14/26	440,000	492,673
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,520,000	1,738,289
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,080,000	1,415,354
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	2,179,260
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	613,757
Total Tobacco				6,439,333
TOTAL CONSUMER STAPLES				12,243,803
ENERGY - 5.1%
Energy Equipment & Services - 0.0%
Halliburton Co., Senior Notes	4.850%	11/15/35	760,000	879,283
Oil, Gas & Consumable Fuels - 5.1%
Apache Corp., Senior Notes	4.375%	10/15/28	320,000	337,023
Apache Corp., Senior Notes	4.250%	1/15/30	1,710,000	1,798,995
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	750,000	687,015	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	10,000	9,927
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	1,430,000	1,542,332	(a)
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,740,000	1,806,045
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	330,000	345,671
Concho Resources Inc., Senior Notes	3.750%	10/1/27	470,000	488,942
Concho Resources Inc., Senior Notes	4.300%	8/15/28	940,000	1,023,353
Continental Resources Inc., Senior Notes	3.800%	6/1/24	370,000	376,812
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,470,000	1,434,796
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	400,000	410,374	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,411,603	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	249,395
Devon Energy Corp., Senior Notes	5.600%	7/15/41	380,000	432,715

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	290,000	$302,845
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	193,185
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	90,000	89,039
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	760,619
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	392,753
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,941,465
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,500,000	1,488,750	(b)(c)
Energy Transfer Operating LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,180,000	1,116,575	(b)(c)
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	90,000	99,308
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	130,000	146,378
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	870,000	884,006
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	100,000	115,893
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	700,000	709,610
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	40,000	42,734
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	360,000	377,006
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	1,040,000	1,067,114
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	640,000	907,650
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	890,000	875,084
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,790,000	1,984,179	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	233,182	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	$698,937	(a)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	164,229	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,779,576
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	390,000	400,289	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,360,000	2,577,955	(d)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	612,787
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	3,189,944	(a)
Noble Energy Inc., Senior Notes	3.850%	1/15/28	270,000	279,846
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	850,000	669,375
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	91,000	70,753
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	2,302,000	2,362,295
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	380,000	447,695
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,380,000	1,404,295
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	820,000	835,730
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	3,138,531
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	1,178,896
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,330,000	1,215,784
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,444,364
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	2,580,000	3,094,130
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,620,000	1,923,240
QEP Resources Inc., Senior Notes	6.875%	3/1/21	650,000	638,885
Range Resources Corp., Senior Notes	5.875%	7/1/22	76,000	64,956
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,890,000	1,374,389
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	266,574
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,608,497	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	60,000	$62,989
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	226,961
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	110,000	113,517
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	70,000	71,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	219,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	680,000	672,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	110,000	118,938
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	300,000	303,222	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	280,000	279,799
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	290,906
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,400,000	3,340,278
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	707,834
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	460,000	428,211
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,010,000	1,060,744
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	260,949
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,606
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	2,973,654
WPX Energy Inc., Senior Notes	4.500%	1/15/30	80,000	76,476
YPF SA, Senior Notes	8.500%	3/23/21	2,550,000	2,478,855	(a)
Total Oil, Gas & Consumable Fuels				73,232,732
TOTAL ENERGY				74,112,015

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 4.8%
Banks - 3.2%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	3/16/20	370,000		$343,402	(b)(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000		682,445	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000		327,962	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,220,000		1,331,781
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000		2,156,847
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000		1,234,722	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000		2,960,049	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000		863,563
CIT Group Inc., Senior Notes	4.750%	2/16/24	100,000		106,375
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	140,000		150,947	(b)(c)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000		1,711,347
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000		1,971,583
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,440,000		1,627,478
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,630,869	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,420,000		1,544,653
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	300,000		332,782
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000		1,952,585	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,556,349	(b)(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,430,000		$1,549,140	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	450,000		487,727
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		547,787	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000		1,292,639	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,312,000	EUR	1,466,487	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	870,000		944,186
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	910,000		944,561	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,200,000		1,344,481
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000		8,018,427
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	3/30/20	130,000		130,198	(b)(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	3,768,000		4,127,941
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	700,000		785,634
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000		606,434
Total Banks					45,731,381
Capital Markets - 0.9%
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	3/30/20	75,000		65,756	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000		646,339
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	590,000		867,813
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000		946,688

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - continued
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000		$1,759,696
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000		683,203
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	3/30/20	100,000		0	*(b)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(f)(g)(h)(i)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	7,810,000		8,334,402	(a)(b)(c)
Total Capital Markets					13,303,897
Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000		1,188,251
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,350,000		1,431,642
DAE Funding LLC, Senior Notes	5.750%	11/15/23	180,000		187,950	(a)
DAE Funding LLC, Senior Notes Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,413,059
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,890,000		2,012,494	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	370,000		387,183	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	880,000		968,541	(a)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,397,061
Total Diversified Financial Services					8,986,181
Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	830,000		1,026,349
TOTAL FINANCIALS					69,047,808
HEALTH CARE - 3.1%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,380,000		1,446,012	(a)
AbbVie Inc., Senior Notes	4.050%	11/21/39	3,090,000		3,428,739	(a)
Total Biotechnology					4,874,751

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	2,009,000	$2,218,737
Health Care Providers & Services - 2.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000	174,602
Centene Corp., Senior Notes	4.750%	5/15/22	160,000	162,237
Centene Corp., Senior Notes	6.125%	2/15/24	370,000	381,544
Centene Corp., Senior Notes	4.750%	1/15/25	540,000	554,561	(a)
Centene Corp., Senior Notes	5.375%	6/1/26	1,200,000	1,262,640	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	460,000	512,825
Cigna Corp., Senior Notes	4.375%	10/15/28	1,140,000	1,299,067
CommonSpirit Health, Secured Notes	4.350%	11/1/42	3,750,000	4,238,265
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000	646,682
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	617,161
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	666,194
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,630,000	3,982,029
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,900,000	4,372,641
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,660,000	2,044,152
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	1,144,692
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	433,784	(a)
Hackensack Meridian Health Inc.,
Secured Notes	4.211%	7/1/48	1,060,000	1,352,920
HCA Inc., Senior Notes	5.375%	2/1/25	450,000	498,413
HCA Inc., Senior Notes	5.375%	9/1/26	540,000	599,791
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	800,866
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	11,442
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	880,229
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,205,533
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	743,917
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	211,718
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,501,706
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	1,032,084
Total Health Care Providers & Services				31,331,695

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	160,000	172,767	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	460,000	$630,524	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	1,400,000	1,799,514	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,300,000	2,287,925
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	60,000	57,719
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	450,000	437,364
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	310,000	289,204
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,340,000	1,172,131
Total Pharmaceuticals				6,847,148
TOTAL HEALTH CARE				45,272,331
Industrials - 0.5%
Aerospace & Defense - 0.1%
Boeing Co., Senior Notes	2.700%	2/1/27	710,000	730,486
Boeing Co., Senior Notes	3.250%	2/1/35	570,000	608,131
Total Aerospace & Defense				1,338,617
Airlines - 0.0%
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	5,004	5,262
Commercial Services & Supplies - 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	1,039,880
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	370,000	373,922
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	20,000	21,363
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	230,000	240,931
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,460,000	1,538,621
Total Commercial Services & Supplies				3,214,717

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.2%
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	$1,718,511
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	934,604
Total Industrial Conglomerates				2,653,115
TOTAL INDUSTRIALS				7,211,711
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,145,000	1,179,931	(a)
MATERIALS - 2.0%
Chemicals - 0.4%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	2,660,000	3,076,463	(d)
OCP SA, Senior Notes	5.625%	4/25/24	2,690,000	2,992,114	(a)
Total Chemicals				6,068,577
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,494,350	(a)
Metals & Mining - 1.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,440,000	1,479,614	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,790,000	1,896,237	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	250,000	257,038	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,979,138	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	317,932	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	680,000	706,029
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,520,000	1,920,991
ArcelorMittal SA, Senior Notes	6.750%	3/1/41	840,000	1,097,336
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,231,788
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	516,585
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	1,330,000	1,548,446	(a)(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - continued
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	320,000		$307,867	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	260,000		243,919	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,190,000		3,102,594
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000		126,762	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,450,000		1,570,010	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000		3,064,082
Total Metals & Mining					21,366,368
TOTAL MATERIALS					28,929,295
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	1,760,000		1,766,600	(d)
Utilities - 0.6%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,490,000		2,761,096
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000		4,657,699
Total Electric Utilities					7,418,795
Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	703,074
Total Utilities					8,121,869
Total Corporate Bonds & Notes (Cost - $258,690,895)					278,352,474
Collateralized Mortgage Obligations (j) - 11.0%
Acuity Funding Trust, 2020-CRE1A	3.645%	7/15/21	3,750,000		3,749,619	(a)(f)(g)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	1.826%	5/26/37	5,141,901		4,578,687	(a)(f)(g)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	1.792%	9/29/36	909,437		902,054	(a)(c)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.240%	9/29/36	15,226,009		13,708,722	(a)(c)
Banc of America Funding Trust, 2015-R2 9A2	2.202%	3/27/36	5,587,023		5,300,676	(a)(c)
Banc of America Funding Trust, 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	1.817%	6/29/37	116,428		116,900	(a)(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations (j) - continued
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	1.801%	8/27/36	361,619	$362,364	(a)(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	6,700,000	6,769,098	(a)(c)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	1.787%	1/25/37	2,231,007	2,110,700	(c)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.146%	5/15/37	4,900,000	4,908,465	(a)(c)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	3.956%	6/19/31	5,247	5,389	(c)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	3.866%	2/25/34	54,659	56,513	(c)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	1.887%	11/25/35	130,829	110,764	(c)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,161,518	1,065,878
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	3.473%	11/25/35	5,556,976	749,833	(c)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	1.887%	1/25/46	93,494	92,368	(c)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	3.673%	4/25/36	8,110,860	1,091,667	(c)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.873%	4/25/36	4,481,552	962,584	(c)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.973%	7/25/36	2,386,611	419,035	(c)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP G (1 mo. USD LIBOR + 3.250%)	4.909%	8/15/35	5,782,407	5,792,330	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.622%	6/15/38	102,598	56,027	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,101,219	2,026,400
CSMC Trust, 2014-USA E	4.373%	9/15/37	2,170,000	2,124,633	(a)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations (j) - continued
CSMC Trust, 2015-2R 3A1	2.081%	4/27/36	766,312	$765,426	(a)(c)
CSMC Trust, 2015-2R 7A1	3.935%	8/27/36	749,902	762,532	(a)(c)
CSMC Trust, 2015-2R 7A2	3.935%	8/27/36	3,860,789	3,223,025	(a)(c)
CSMC Trust, 2019-RIO A	4.764%	12/15/21	3,680,000	3,686,344	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	3,580,000	3,892,395	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	4,280,000	4,094,286	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.279%	7/15/32	9,800,000	9,859,529	(a)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.077%	6/25/34	16,201	15,630	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	8.777%	7/25/23	870,558	988,017	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.377%	3/25/25	3,860,246	4,981,768	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	2.927%	3/25/29	997,732	999,828	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	4.077%	12/25/42	1,419,133	1,420,503	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	3.927%	1/25/50	2,310,000	2,267,672	(a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	54,995	67,922
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	656,677	26,480
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.701%	2/25/36	47,963	40,112	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	1,494,337	1,540,992	(a)(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations (j) - continued
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	13,527,794	$49,969	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	43,822	37,736	(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.072%	9/16/46	5,037,996	22,387	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.239%	2/16/53	3,239,882	49,019	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	812,820	14,701	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.782%	9/16/55	2,461,010	126,413	(c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.549%	1/16/55	56,165,636	1,074,727	(c)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.775%	10/16/58	6,111,832	409,874	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.786%	7/16/58	1,854,299	112,569	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	700,000	744,685
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	1.857%	4/25/36	79,691	86,908	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	1.827%	11/19/46	137,185	117,555	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2020-NNNZ M	8.542%	1/16/37	2,560,000	2,566,400	(a)(k)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006- LDP7 AJ	6.109%	4/17/45	661,506	363,193	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.941%	2/12/49	5,178,139	2,128,936	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.517%	2/15/51	88,433	84,428	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations (j) - continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. USD LIBOR + 8.208%)	9.866%	6/15/35	10,150,000	$10,149,777	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	5.459%	7/15/34	7,187,051	7,196,171	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019- BOLT XCP, IO	2.052%	7/15/34	10,027,388	280,112	(a)(c)
JPMorgan Resecuritization Trust, 2014-6 3A1 (1 mo. USD LIBOR +0.210%)	1.871%	7/27/46	734,600	737,604	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1	3.250%	11/25/59	3,585,783	3,643,289	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	4.800%	5/25/34	41,223	41,972	(c)
ML-CFC Commercial Mortgage Trust,2007-5 AJ	5.450%	8/12/48	839,255	519,499	(c)
ML-CFC Commercial Mortgage Trust,2007-5 AJFL	5.450%	8/12/48	1,082,244	669,909	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.163%	9/12/49	130,982	54,589	(c)
Morgan Stanley Capital I Trust, 2006- IQ12 AJ	5.399%	12/15/43	112,164	78,705
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/34	4,530,000	4,547,801	(a)(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.669%	4/18/24	3,660,000	3,669,102	(a)(c)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	2,798,470	3,015,160	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	4.060%	8/25/36	89,817	68,610	(c)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.923%	2/25/36	9,531,128	2,102,752	(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	6.059%	11/15/27	7,530,000	3,432,284	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	4.190%	4/25/34	126,764	129,612	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Collateralized Mortgage Obligations (j) - continued
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.020%	11/11/34	4,050,401		$4,068,146	(a)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	11.470%	11/11/34	4,050,401		4,076,805	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.891%	5/10/63	2,080,000		523,900	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.891%	5/10/63	2,089,986		396,286	(a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	2.347%	11/25/34	2,720,824		2,727,076	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.053%	2/25/46	2,529,193		2,425,920	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	452,326		465,275	(a)(c)
Total Collateralized Mortgage Obligations (Cost - $161,028,466)					158,703,023
Sovereign Bonds - 10.7%
Argentina - 0.6%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	51.226%	6/21/20	419,890,000	ARS	3,468,924	(a)(f)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	56,970,000	ARS	352,370	(f)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	100,080,000	ARS	513,075	(f)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,730,000		1,277,127
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	3,240,000		1,315,229
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		692,317	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,290,000		528,913	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,450,000		561,875	(a)
Total Argentina					8,709,830

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 2.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,498,000	BRL	$3,383,192
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	5,000,000	BRL	1,297,674
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	102,532,000	BRL	27,279,966
Total Brazil					31,960,832
Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	200,000		148,835	(d)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,650,000		1,227,204	(a)

Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	1,720,000		1,247,615	(a)
Total Ecuador					2,623,654
Ghana - 0.2%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	2,270,000		2,880,464	(a)
India - 1.7%
India Government Bond, Senior Notes	7.350%	6/22/24	370,000,000	INR	5,402,352
India Government Bond, Senior Notes	7.590%	1/11/26	620,000,000	INR	9,134,062
India Government Bond, Senior Notes	7.590%	3/20/29	700,000,000	INR	10,336,681
Total India					24,873,095
Indonesia - 0.9%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		518,958
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,310,000		1,533,600	(d)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	930,000		1,160,415	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		622,900
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	19,447,000,000	IDR	1,377,792
Indonesia Treasury Bond, Senior Notes	8.250%	5/15/29	93,966,000,000	IDR	7,094,523
Total Indonesia					12,308,188
Kenya - 0.1%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,820,000		1,923,066	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico-1.7%
Mexican Bonos, Bonds	7.500%	6/3/27	146,140,000	MXN	$7,765,400
Mexican Bonos, Senior Notes	8.500%	5/31/29	168,950,000	MXN	9,609,283
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	7,653,960
Total Mexico					25,028,643
Russia-3.1%
Russian Federal Bond-OFZ	7.050%	1/19/28	642,381,000	RUB	10,090,028
Russian Federal Bond-OFZ	6.900%	5/23/29	992,170,000	RUB	15,427,848
Russian Federal Bond-OFZ	7.650%	4/10/30	276,210,000	RUB	4,522,790
Russian Federal Bond-OFZ	7.250%	5/10/34	15,420,000	RUB	244,908
Russian Federal Bond-OFZ	7.700%	3/16/39	745,480,000	RUB	12,485,540
Russian Foreign Bond-Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,533,763	(a)
Total Russia					44,304,877
TOTAL SOVEREIGN BONDS (Cost-$176,221,653)					154,612,649
SENIOR LOANS-6.1%
COMMUNICATION SERVICES-1.0%
Diversified Telecommunication Services-0.2%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	3.353%	3/1/27	1,167,154		1,148,675	(c)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.159%	1/31/28	1,050,000		1,040,287	(c)(l)(m)
Total Diversified Telecommunication Services					2,188,962
Entertainment-0.4%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.231%	2/10/27	3,740,000		3,693,250	(c)(l)(m)
AMC Entertainment Holdings Inc., Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.610%	4/22/26	785,502		766,847	(c)(l)(m)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.603%	10/7/24	1,784,515		1,775,592	(c)(l)(m)
Total Entertainment					6,235,689

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media-0.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	3.360%	4/30/25	1,303,845	$1,294,229	(c)(l)(m)
iHeartCommunications Inc., New Term Loan (3 mo. USD LIBOR + 3.000%)	4.655%	5/1/26	153,102	151,953	(c)(l)(m)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	4.405%	9/18/26	1,865,325	1,858,330	(c)(l)(m)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	5.346%	1/31/26	738,124	720,747	(c)(l)(m)
Univision Communications Inc., 2017Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.353%	3/15/24	1,875,646	1,812,344	(c)(l)(m)
Total Media				5,837,603
Wireless Telecommunication Services-0.0%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	4.159%	4/15/27	10,000	9,900	(c)(l)(m)
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.125%	2/2/24	605,533	602,127	(c)(l)(m)
Total Wireless Telecommunication Services				612,027
TOTAL COMMUNICATION SERVICES				14,874,281
CONSUMER DISCRETIONARY-1.3%
Auto Components-0.1%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.103%	4/30/26	1,755,600	1,733,655	(c)(l)(m)
Diversified Consumer Services-0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.912%	9/23/26	1,743,967	1,708,652	(c)(l)(m)
Hotels, Restaurants & Leisure-0.9%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	3.353%	11/19/26	292,880	289,765	(c)(l)(m)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	4.353%	7/31/24	357,266	354,810	(c)(l)(m)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	3.829%	9/15/23	91,443	90,585	(c)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.353%	12/23/24	1,296,627	1,257,080	(c)(l)(m)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.603%	3/8/24	1,615,867	1,593,245	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure-continued
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.603%	11/30/23	1,346,252	$1,333,704	(c)(l)(m)(n)
Golden Nugget Inc., First Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.103-4.139%	10/4/23	1,926,634	1,896,130	(c)(l)(m)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	3.377%	6/22/26	1,249,736	1,237,239	(c)(l)(m)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.103%	5/29/26	614,788	613,828	(c)(l)(m)
Scientific Games International Inc., Initial Term Loan B5	4.353-4.369%	8/14/24	2,198,670	2,147,551	(c)(l)(m)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	3.860%	2/8/27	1,251,782	1,220,487	(c)(l)(m)
Total Hotels, Restaurants & Leisure				12,034,424
Specialty Retail-0.2%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.655%	7/1/22	1,632,363	1,318,133	(c)(l)(m)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.103-4.113%	1/30/23	1,753,154	1,601,944	(c)(l)(m)
Party City Holdings Inc., 2018 Replacement Term Loan	4.100-4.110%	8/19/22	378,851	346,491	(c)(l)(m)
Total Specialty Retail				3,266,568
TOTAL CONSUMER DISCRETIONARY				18,743,299
FINANCIALS-0.9%
Capital Markets-0.1%
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (2 mo. USD LIBOR + 2.500%)	4.262%	2/1/27	416,842	412,674	(c)(g)(l)(m)
Focus Financial Partners LLC, Term Loan B3, Tranche B-3 (1 mo. USD LIBOR + 2.000%)	3.603%	7/3/24	658,329	654,763	(c)(l)(m)
Total Capital Markets				1,067,437

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services-0.6%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	4.353%	2/27/26	994,987	$992,500	(c)(g)(l)(m)
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	3.603%	12/27/22	660,892	657,381	(c)(l)(m)
Jane Street Group LLC, Dollar Term Loan	4.603-4.613%	1/31/25	744,222	740,501	(c)(g)(l)(m)
RPI 2019 Intermediate Finance Trust, Term Loan B1	-	2/5/27	1,110,000	1,109,306	(n)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.445%	7/10/25	51,703	51,550	(c)(l)(m)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.360%	2/1/23	1,671,955	1,596,019	(c)(l)(m)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	4.860%	4/29/26	1,165,348	1,154,180	(c)(l)(m)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.171%	3/1/26	437,215	436,122	(c)(l)(m)
Wynn Resorts Finance LLC, First Lien Term Loan A (1 mo. USD LIBOR + 1.750%)	3.360%	9/20/24	1,905,875	1,899,919	(c)(g)(l)(m)
Total Diversified Financial Services				8,637,478
Insurance-0.2%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.603%	11/3/24	1,821,507	1,814,108	(c)(l)(m)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	4.853%	12/31/25	1,755,567	1,707,289	(c)(g)(l)(m)
Total Insurance				3,521,397
TOTAL FINANCIALS				13,226,312
HEALTH CARE-1.2%
Health Care Providers & Services-1.0%
Air Medical Group Holdings Inc., 2018 Term Loan (2 mo. USD LIBOR + 3.250%)	4.932%	4/28/22	1,322,176	1,265,157	(c)(l)(m)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	3.579%	11/15/27	1,160,000	1,152,460	(c)(l)(m)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	3.353%	3/13/25	446,327	446,234	(c)(l)(m)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.103%	8/18/22	1,609,644	1,598,912	(c)(l)(m)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	5.395%	11/17/25	1,629,111	1,625,038	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services-continued
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.695%	6/7/23	1,553,060	$1,496,762	(c)(l)(m)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.103%	8/6/26	1,790,000	1,792,984	(c)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.921%	3/5/26	845,750	837,821	(c)(l)(m)
Radnet Management Inc., First Lien Term Loan B1	5.350-7.250%	6/30/23	739,529	737,681	(c)(g)(l)(m)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.103%	12/11/26	1,890,000	1,882,913	(c)(l)(m)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.625%	6/26/26	1,456,350	1,441,179	(c)(l)(m)
Total Health Care Providers & Services				14,277,141
Health Care Technology-0.2%
AthenaHealth Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.158%	2/11/26	1,570,544	1,562,691	(c)(l)(m)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.103%	3/1/24	1,474,216	1,457,938	(c)(l)(m)
Total Health Care Technology				3,020,629
Pharmaceuticals-0.0%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.659%	6/2/25	348,211	346,905	(c)(l)(m)
TOTAL HEALTH CARE				17,644,675
INDUSTRIALS-0.7%
Air Freight & Logistics-0.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.397%	1/15/25	442,201	438,277	(c)(l)(m)
Commercial Services & Supplies-0.4%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	5.853%	7/10/26	1,790,000	1,779,559	(c)(l)(m)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.103%	10/1/26	1,790,000	1,781,050	(c)(l)(m)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.660%	10/23/26	1,209,235	1,204,700	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies-continued
GFL Environmental Inc., 2018 Incremental Term Loan	4.603-6.750%	5/30/25	99,671	$98,101	(c)(l)(m)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	6.103%	8/27/25	937,626	934,696	(c)(l)(m)
Total Commercial Services & Supplies				5,798,106
Electrical Equipment-0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	4.603%	8/1/25	1,775,517	1,751,103	(c)(l)(m)
Road & Rail-0.0%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.906%	12/30/26	530,000	527,350	(c)(l)(m)
Trading Companies & Distributors-0.2%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.125-4.188%	8/15/25	1,536,600	1,541,721	(c)(l)(m)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	3.695%	10/6/23	567,000	565,583	(c)(l)(m)
Total Trading Companies & Distributors				2,107,304
TOTAL INDUSTRIALS				10,622,140
INFORMATION TECHNOLOGY-0.7%
Communications Equipment-0.2%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.853%	4/4/26	1,785,525	1,774,344	(c)(l)(m)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.853%	11/29/25	635,188	607,852	(c)(l)(m)
Total Communications Equipment				2,382,196
IT Services-0.2%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.353%	9/30/24	3,345,224	3,332,679	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software-0.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.603%	10/16/26	1,700,000	$1,695,220	(c)(l)(m)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	3.610%	9/19/25	702,834	694,927	(c)(l)(m)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.353%	5/4/26	2,064,825	2,058,802	(c)(l)(m)
Total Software				4,448,949
TOTAL INFORMATION TECHNOLOGY				10,163,824
MATERIALS-0.2%
Containers & Packaging-0.2%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	3.671%	10/1/22	437,640	432,717	(c)(l)(m)
Reynolds Consumer Products LLC, Initial Term Loan (3 mo. USD LIBOR + 1.750%)	3.501%	2/4/27	327,303	324,576	(c)(l)(m)(n)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.353%	2/6/23	1,528,936	1,519,380	(c)(l)(m)
TOTAL MATERIALS				2,276,673
REAL ESTATE-0.1%
Real Estate Management & Development-0.1%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.853%	4/18/24	675,375	668,621	(c)(l)(m)
TOTAL SENIOR LOANS (Cost-$89,464,175)				88,219,825
U.S. Treasury Inflation Protected Securities-5.5%
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/26	1,586,841	1,641,175
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	19,518,675	25,520,917
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	7,126,907	8,279,380
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	6,041,612	7,442,083
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,524,890	5,466,206

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

		MATURITY	FACE
SECURITY	RATE	DATE	AMOUNT†	VALUE
U.S. Treasury Inflation Protected Securities-continued
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	4,106,308	$5,133,397
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	20,294,026	25,579,956
TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost-$65,414,293)				79,063,114
Asset-Backed Securities-5.4%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%, 0.000% floor)	0.000%	1/15/33	600,000	583,680	(a)(c)
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	7,400,000	7,170,452	(c)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	7.646%	4/17/29	1,900,000	1,744,010	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	2.662%	7/25/32	94,065	93,830	(c)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	5.964%	10/25/32	1,000,000	996,300	(a)(c)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	7.931%	10/15/30	250,000	237,600	(a)(c)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	2.572%	4/25/35	505,928	511,158	(c)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.241%	8/5/27	250,000	238,575	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A C	4.530%	3/20/23	2,200,000	2,288,620	(a)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	4.969%	4/20/31	1,400,000	1,369,760	(a)(c)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	5.619%	1/20/29	1,570,000	1,563,563	(a)(c)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.485%	8/20/32	750,000	728,700	(a)(c)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.519%	7/20/31	3,250,000	3,250,325	(a)(c)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.819%	4/20/29	3,700,000	3,523,880	(a)(c)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	4.981%	10/15/26	1,980,000	1,961,784	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Asset-Backed Securities-continued
Community Funding CLO, 2015-1A A	5.750%	11/1/27	2,451,739	$2,496,577	(a)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.236%	4/17/30	250,000	224,225	(a)(c)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	1.778%	4/15/37	1,451,033	1,392,912	(c)
CreditShop Credit Card Co. LLC, 2019-1 B (1 mo. USD LIBOR + 6.250%)	7.990%	8/15/24	3,797,559	3,813,060	(a)(c)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.469%	7/20/28	2,000,000	1,960,805	(a)(c)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	3,691,776	3,948,900	(a)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	2,667,440	2,758,417	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	1.727%	8/25/36	371,939	154,637	(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	4.775%	10/29/29	1,550,000	1,528,920	(a)(c)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	5.619%	10/20/31	950,000	951,444	(a)(c)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.781%	4/15/31	2,000,000	1,778,200	(a)(c)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.786%	4/17/30	2,020,000	2,020,606	(a)(c)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	10.107%	1/20/33	860,000	755,171	(a)(c)
LCM XIV LP, 14A ER (3 mo. USD LIBOR + 5.500%)	7.319%	7/20/31	400,000	354,280	(a)(c)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	1.867%	11/25/46	13,169	1,945	(c)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	1.847%	6/25/46	17,990	22,824	(c)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	5.203%	1/20/33	1,410,000	1,396,464	(a)(c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	1.887%	6/25/46	148,249	142,206	(a)(c)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.711%	7/15/29	1,000,000	980,800	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES-CONTINUED
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.019%	10/20/27	1,250,000	$1,190,625	(a)(c)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	5.602%	4/22/30	2,600,000	2,545,920	(a)(c)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	7.581%	7/15/27	1,870,000	1,818,762	(a)(c)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	5.692%	11/15/32	725,000	725,000	(a)(c)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	4.681%	4/15/31	800,000	767,840	(a)(c)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.178%	6/22/30	3,344,000	3,142,357	(a)(c)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	7.831%	4/15/29	750,000	612,675	(a)(c)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	5.719%	1/20/32	250,000	250,100	(a)(c)
Specialty Underwriting & Residential Finance Trust, 2004-BC1 M1 (1 mo. USD LIBOR + 0.765%)	2.392%	2/25/35	3,632,789	3,597,306	(c)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	7.043%	4/16/31	900,000	799,740	(a)(c)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	5.519%	4/20/29	1,750,000	1,745,100	(a)(c)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.381%	7/15/28	1,000,000	927,500	(a)(c)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	1,937,051	1,977,754
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.571%	4/15/27	2,600,000	2,180,620	(a)(c)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.851%	6/7/30	600,000	568,320	(a)(c)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	5.481%	10/15/31	2,260,000	2,159,204	(a)(c)
TOTAL ASSET-BACKED SECURITIES (Cost-$78,271,552)				77,953,453

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage-Backed Securities-5.1%
FHLMC-1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/49-10/1/49	13,426,059	$13,967,756
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	11/1/49-2/1/50	594,410	630,251
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/50-2/1/50	1,795,880	1,899,855
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	2/1/50	995,779	1,016,484
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/31/50	100,000	105,039	(o)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	5/1/43-7/1/43	342,828	378,051
Total FHLMC				17,997,436
FNMA-3.5%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	371,690	419,868
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	279,449	315,663
Federal National Mortgage Association (FNMA)	3.500%	3/1/50	15,742,780	16,858,333
Federal National Mortgage Association (FNMA)	4.000%	9/1/48	1,071,580	1,172,228
Federal National Mortgage Association (FNMA)	3.000%	1/1/50	19,637,456	20,360,562
Federal National Mortgage Association (FNMA)	4.500%	5/1/49	1,727,641	1,857,601
Federal National Mortgage Association (FNMA)	4.000%	3/1/50	1,000,000	1,053,555	(o)
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	8,400,000	8,968,463	(o)
Total FNMA				51,006,273
GNMA-0.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	573,164	595,204
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	92,342	100,473
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	911,420	946,027
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	53,752	57,486
Government National Mortgage Association (GNMA) II	2.500%	8/20/49-1/20/50	1,284,343	1,305,179

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†		Value
GNMA - continued
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	396,579		$416,010
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-2/20/50	399,726		424,339
Total GNMA					3,844,718
Total Mortgage-Backed Securities (Cost - $70,693,867)					72,848,427
Non-U.S. Treasury Inflation Protected Securities - 3.7%
Argentina - 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	294,005,255	ARS	2,763,715	(f)
Germany - 0.5%
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	0.100%	4/15/26	5,898,562	EUR	7,139,480	(d)
Japan - 3.0%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/23	105,500,000	JPY	990,835
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	1,142,320,000	JPY	10,723,150
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/24	1,734,000,000	JPY	16,333,618
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	1,022,000,000	JPY	9,641,063
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	602,124,979	JPY	5,694,117
Total Japan					43,382,783
Total Non-U.S. Treasury Inflation Protected Securities (Cost - $57,071,962)					53,285,978
Municipal Bonds - 0.6%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000		455,015	(a)
University of California Medical Center, CA, Revenue, Series N	3.706%	5/15/20	1,340,000		1,363,905	(k)
Total California					1,818,920
Illinois - 0.3%
State of Illinois, GO	5.100%	6/1/33	3,100,000		3,629,790
Michigan - 0.1%
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	790,000		703,811	(c)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Maturity Date	Face Amount†	Value
New Jersey - 0.1%
New Jersey State Transportation
Trust Fund Authority, Series B,
Refunding	4.131%	6/15/42	1,670,000	$1,845,901
Total Municipal Bonds (Cost - $7,044,050)				7,998,422

	Expiration Date	Contracts	Notional Amount†
Purchased Options - 0.4%
Exchange-Traded Purchased Options - 0.4%
3-Month Euribor, Put @ 100.13EUR	3/15/21	1,372	3,430,000	28,399
Eurodollar Futures, Call @ $100.00	9/14/20	1,265	3,162,500	23,719
Euro-Bund Futures, Call @ 179.50EUR	3/27/20	663	66,300,000	73,192
Eurodollar 1-Year Mid Curve Futures, Put @ $98.38	3/13/20	1,386	3,465,000	8,663
Eurodollar 1-Year Mid Curve Futures, Put @ $98.50	3/13/20	1,389	3,472,500	8,681
U.S. Treasury 2-Year Notes Futures, Put @ $106.50	5/22/20	2,124	4,248,000	33,190
U.S. Treasury 5-Year Notes Futures, Call @ $125.25	3/27/20	2,047	2,047,000	271,868
U.S. Treasury 10-Year Notes Futures, Put @ $130.00	3/27/20	723	723,000	22,594
U.S. Treasury 10-Year Notes Futures, Call @ $132.00	3/27/20	1,158	1,158,000	3,383,531
U.S. Treasury 10-Year Notes Futures, Call @ $134.50	3/27/20	295	295,000	368,750
U.S. Treasury 10-Year Notes Futures, Put @ $127.00	3/27/20	1,000	1,000,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Put @ $131.00	3/27/20	443	443,000	27,688
U.S. Treasury 10-Year Notes Futures, Put @ $133.00	3/27/20	440	440,000	171,875
U.S. Treasury 10-Year Notes Futures, Put @ $134.50	3/27/20	295	295,000	295,000
U.S. Treasury Long-Term Bonds Futures, Put @ $152.00	3/27/20	336	336,000	5,250
U.S. Treasury Long-Term Bonds Futures, Put @ $164.00	3/27/20	296	296,000	157,250
Total Exchange-Traded Purchased Options (Cost - $2,545,893)				4,879,650

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 60.00bps	Bank of America N.A.	5/20/20	30,020,000	30,020,000	$46,643
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 65.00bps	Bank of America N.A.	5/20/20	30,020,000	30,020,000	78,052
Credit default swaption to buy protection on Markit CDX.NA.IG.33 Index, Call @ 67.50bps	Bank of America N.A.	5/20/20	30,020,000	30,020,000	84,056
Interest rate swaption, Put @ 1.88bps	Morgan Stanley & Co.Inc.	7/30/20	1,220,000	1,220,000	10,043
Interest rate swaption, Put @ 1.88bps	Morgan Stanley & Co.Inc.	7/30/20	3,670,000	3,670,000	30,211
Interest rate swaption, Put @ 1.92bps	Morgan Stanley & Co.Inc.	7/30/20	3,890,000	3,890,000	27,918
Interest rate swaption, Put @ 1.91bps	Morgan Stanley & Co.Inc.	8/19/20	5,440,000	5,440,000	43,829
U.S. Dollar/Euro, Call @ $1.08	Citibank N.A.	4/24/20	22,860,000	22,860,000	68,831
U.S. Dollar/Russian Ruble, Put @ 62.86RUB	Goldman Sachs Group Inc.	4/24/20	15,260,000	15,260,000	25,381
Total OTC Purchased Options (Cost — $990,653)					414,964
Total Purchased Options (Cost — $3,536,546)					5,294,614
Total Investments before Short-Term Investments (Cost — $1,288,350,672)					1,357,328,309

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Security	Rate	Shares	Value
Short-Term Investments — 7.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $101,022,527)	1.510%	101,022,527	$101,022,527	(p)
Total Investments — 101.3% (Cost — $1,389,373,199)			1,458,350,836
Liabilities in Excess of Other Assets — (1.3)%			(18,141,030)
Total Net Assets — 100.0%			$1,440,209,806

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on these securities is currently in default as of February 29, 2020.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of February 29, 2020.

(j)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	All or a portion of this loan is unfunded as of February 29, 2020. The interest rate for fully unfunded term loans is to be determined.

(o)	This security is traded on a to-be-announced (“TBA”) basis. At February 29, 2020, the Fund held TBA securities with a total cost of $10,023,924.

(p)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At February 29, 2020, the total market value of investments in Affiliated Companies was $101,022,527 and the cost was $101,022,527 (Note 2).

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this schedule:

ARS	—	Argentine Peso
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CER	—	Coeficente de Establilzacion de Referencia
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EUR	—	Euro
GO	—	General Obligation
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
IO	—	Interest Only
JPY	—	Japanese Yen
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
USD	—	United States Dollar

Schedule of Written Options

Exchange-Traded Written Options

Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
Eurodollar 1-Year Mid Curve Futures, Call	3/13/20	$98.88	1,386	3,465,000	$(1,178,100)
Eurodollar 1-Year Mid Curve Futures, Call	3/13/20	99.00	1,389	3,472,500	(824,719)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	136.00	73	73,000	(50,187)
U.S. Treasury 10-Year Notes Futures, Call	3/27/20	136.50	1,083	1,083,000	(609,187)
U.S. Treasury 10-Year Notes Futures, Call	4/24/20	137.00	734	734,000	(481,687)
U.S. Treasury 10-Year Notes Futures, Call	5/22/20	134.00	536	536,000	(1,055,250)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	128.50	200	200,000	(3,125)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	129.50	694	694,000	(10,844)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	131.50	880	880,000	(96,250)
U.S. Treasury 10-Year Notes Futures, Put	3/27/20	132.50	885	885,000	(235,078)
U.S. Treasury 10-Year Notes Futures, Put	5/22/20	128.00	1,958	1,958,000	(152,969)
U.S. Treasury Long-Term Bonds Futures, Put	3/27/20	155.00	112	112,000	(3,500)
U.S. Treasury Long-Term Bonds Futures, Put	5/22/20	158.00	592	592,000	(240,500)
Total Exchange-Traded Written Options (Premiums received — $2,497,621)					$(4,941,396)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Schedule of Written Options (cont’d)

OTC Written Options

Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	$80.00		30,020,000	30,020,000	$(89,388)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00		30,020,000	30,020,000	(76,551)
Credit default swaption to sell protection on Markit CDX.NA.IG.33 Index, Put	Bank of America N.A.	5/20/20	85.00		30,020,000	30,020,000	(84,056)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	1.55		6,730,000	6,730,000	(10,139)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	1.55		20,200,000	20,200,000	(30,431)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	1.60		19,440,000	19,440,000	(24,526)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	1.60		27,190,000	27,190,000	(36,388)
U.S. Dollar/British Pound, Put	Morgan Stanley & Co. Inc.	4/30/20	1.35		8,100,000	8,100,000	(5,127)
U.S. Dollar/Euro, Call	Citibank N.A.	4/28/20	1.09		4,000,000	4,000,000	(18,806)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	4/13/20	18.63	MXN	6,100,000	6,100,000	(3,018)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	4/8/20	60.20	RUB	8,100,000	8,100,000	(968)
Total OTC Written Options (Premiums received — $675,845)							$(379,398)
Total Written Options (Premiums received — $3,173,466)							$(5,320,794)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

MXN  — Mexican Peso

RUB   — Russian Ruble

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

At February 29, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	359	4/20	$147,655,369	$147,785,197	$129,828
90-Day Eurodollar	1,001	6/20	247,324,565	247,659,913	335,348
90-Day Eurodollar	3,643	3/21	897,036,343	903,509,538	6,473,195
Australian 10-Year Bonds	1	3/20	95,182	97,520	2,338
Euro-BTP	196	3/20	30,779,246	31,538,703	759,457
U.S. Treasury 2-Year Notes	2,124	6/20	460,441,981	463,728,939	3,286,958
U.S. Treasury Long-Term Bonds	1,901	6/20	315,628,665	323,645,250	8,016,585
					19,003,709
Contracts to Sell:
90-Day Eurodollar	1,400	6/21	339,479,980	347,270,000	(7,790,020)
90-Day Eurodollar	1,001	12/21	247,988,273	248,248,000	(259,727)
Euro-Bund	359	3/20	68,653,700	70,330,601	(1,676,901)
Euro-Bund	318	6/20	60,830,624	61,325,990	(495,366)
Euro-Buxl	30	3/20	6,730,964	7,278,784	(547,820)
Euro-Buxl	31	6/20	7,249,488	7,465,970	(216,482)
Euro-Schatz	323	3/20	39,936,068	40,048,817	(112,749)
U.S. Treasury 5-Year Notes	2,417	6/20	293,984,509	296,686,750	(2,702,241)
U.S. Treasury 10-Year Notes	3,154	6/20	415,766,223	425,001,500	(9,235,277)
U.S. Treasury Ultra 10-Year Notes	702	6/20	102,055,445	105,453,563	(3,398,118)
U.S. Treasury Ultra Long- Term Bonds	1,823	6/20	366,106,989	378,272,500	(12,165,511)
United Kingdom Long Gilt Bonds	513	6/20	88,212,397	89,058,395	(845,998)
					(39,446,210)
Net unrealized depreciation on open futures contracts					$(20,442,501)

At February 29, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	37,830,209,643	USD	2,688,714	Barclays Bank PLC	4/17/20	$(101,255)
NOK	62,360,000	USD	7,077,894	Barclays Bank PLC	4/17/20	(449,194)
TRY	43,943,810	USD	7,161,219	Barclays Bank PLC	4/17/20	(275,119)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,374,788	INR	973,504,012	Barclays Bank PLC	4/17/20	$4,104
USD	16,904,304	KRW	19,711,940,000	Barclays Bank PLC	4/17/20	481,131
USD	417,960	SEK	3,904,000	Barclays Bank PLC	4/17/20	10,756
USD	1,091,077	EUR	1,000,000	BNP Paribas SA	4/17/20	(16,241)
USD	5,067,939	EUR	4,540,000	BNP Paribas SA	4/17/20	40,715
USD	10,303,927	EUR	9,229,300	BNP Paribas SA	4/17/20	84,158
USD	735,497	JPY	80,000,000	BNP Paribas SA	4/17/20	(8,248)
ZAR	170,000,000	USD	11,774,076	BNP Paribas SA	4/17/20	(957,795)
BRL	5,660,000	USD	1,384,202	Citibank N.A.	4/17/20	(121,865)
BRL	6,392,584	USD	1,559,357	Citibank N.A.	4/17/20	(133,634)
CAD	1,000,000	USD	758,294	Citibank N.A.	4/17/20	(13,279)
CAD	5,460,000	USD	4,211,728	Citibank N.A.	4/17/20	(143,947)
CAD	11,533,981	USD	8,860,264	Citibank N.A.	4/17/20	(267,277)
CAD	18,280,000	USD	14,100,804	Citibank N.A.	4/17/20	(481,933)
EUR	5,500,000	USD	6,135,903	Citibank N.A.	4/17/20	(45,654)
GBP	19,077,021	USD	25,048,873	Citibank N.A.	4/17/20	(556,639)
USD	200,568	COP	659,689,200	Citibank N.A.	4/17/20	13,636
USD	636,952	EUR	569,490	Citibank N.A.	4/17/20	6,346
USD	2,100,621	EUR	1,900,000	Citibank N.A.	4/17/20	(3,283)
USD	1,861,714	GBP	1,409,400	Citibank N.A.	4/17/20	52,241
USD	637,895	JPY	70,000,000	Citibank N.A.	4/17/20	(12,883)
USD	827,792	JPY	90,000,000	Citibank N.A.	4/17/20	(8,922)
RUB	886,122,552	USD	14,275,606	Goldman Sachs Group Inc.	4/17/20	(1,148,504)
USD	2,552,582	EUR	2,284,680	Goldman Sachs Group Inc.	4/17/20	22,714
USD	50,440,300	JPY	5,437,666,140	Goldman Sachs Group Inc.	4/17/20	(112,684)
USD	4,836,422	MXN	92,326,321	Goldman Sachs Group Inc.	4/17/20	183,109
USD	12,254,723	RUB	759,333,294	Goldman Sachs Group Inc.	4/17/20	1,005,889
USD	19,283,453	RUB	1,194,070,000	Goldman Sachs Group Inc.	4/17/20	1,594,390
AUD	3,801,267	USD	2,617,590	JPMorgan Chase & Co.	4/17/20	(138,646)
AUD	4,180,026	USD	2,791,680	JPMorgan Chase & Co.	4/17/20	(65,733)
EUR	1,900,000	USD	2,106,186	JPMorgan Chase & Co.	4/17/20	(2,282)
TWD	14,840,500	USD	498,087	JPMorgan Chase & Co.	4/17/20	(7,043)
USD	2,363,266	CNY	16,449,512	JPMorgan Chase & Co.	4/17/20	11,908
USD	1,694,947	GBP	1,300,000	JPMorgan Chase & Co.	4/17/20	25,928
USD	2,224,164	GBP	1,700,000	JPMorgan Chase & Co.	4/17/20	41,602
USD	8,698,200	RUB	546,803,645	Goldman Sachs Group Inc.	4/27/20	590,446
EUR	10,822,000	USD	12,002,680	Citibank N.A.	4/28/20	(11,904)
GBP	1,409,400	USD	1,862,945	Morgan Stanley & Co. Inc.	5/4/20	(52,816)
Total						$(967,707)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

Abbreviations used in this table:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

At February 29, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION1
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at February 29, 2020[3]	Periodic Payments Made by the Fund	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.867%	1.000% quarterly	$(52,277)	$(176,135)	$123,858

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION4
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at February 29, 2020[3]	Periodic Payments Received by the Fund	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Volkswagen AG, 0.500%, due 3/30/21)	7,380,000	EUR	12/20/24	0.975%	1.000% quarterly	$9,861	$89,702	$(79,840)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION1
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at February 29, 2020[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC (Republic of Korea, 2.750%, due 1/19/27)	$16,138,000	6/20/24	0.313%	1.000% quarterly	$(470,748)	$(420,406)	$(50,342)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
99,640,000	CAD	8/13/24	3-Month CAD CDOR semi-annually	1.545% semi-annually	$780	$519,276
75,470,000		8/15/24	1.504% semi-annually	3-Month LIBOR quarterly	—	(1,823,055)
225,524,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	681,374	(8,469,481)
67,437,000		7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	248,760	(2,468,311)
19,778,000		11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	8,420	(789,617)
7,149,000		11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(27,049)	(278,385)
50,356,000		11/15/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	65,212	(2,674,269)
549,170,000	MXN	7/18/29	28-Day MXN TIIE-Banxico every 28 days	7.450% every 28d ays	217,441	1,223,472
571,730,000	MXN	7/20/29	28-Day MXN TIIE-Banxico every 28 days	7.440% every 28 days	274,130	1,205,130

15,917,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	81,380	(5,505,665)
6,408,000		11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	8,575	(735,938)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
31,812,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	$70,748	$(3,959,944)
6,054,600,000JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	3,232,545	(13,472,658)
39,580,000	8/23/49	1.656% semi-annually	3-Month LIBOR quarterly	(147,692)	(3,500,805)
Total				$4,714,624	$(40,730,250)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC	151,270,000	4/15/20	2.015%**	CPURNSA**	$—	$860,660
Barclays Bank PLC	75,630,000	4/18/20	2.060%**	CPURNSA**	—	363,241
Barclays Bank PLC	75,630,000	4/23/20	2.060%**	CPURNSA**	—	322,439
Citibank N.A.	15,300,000BRL	1/4/27	BRL-CDI**	7.024%**	—	123,832
Citibank N.A.	18,200,000BRL	1/4/27	BRL-CDI**	7.024%**	8,858	138,445
Citibank N.A.	19,386,000BRL	1/4/27	BRL-CDI**	7.024%**	10,999	145,903
JPMorgan Chase & Co.	12,600,000BRL	1/4/27	BRL-CDI**	7.044%**	—	104,604
Total					$19,857	$2,059,124

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT*	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.EM.32 Index	$17,530,000	12/20/24	1.000% quarterly	$1,135,692	$861,353	$274,339
Markit CDX.NA.HY.33 Index	24,061,950	12/20/24	5.000% quarterly	(1,300,958)	(1,455,957)	154,999
Markit CDX.NA.IG.33 Index	57,655,000	12/20/24	1.000% quarterly	(895,670)	(1,405,320)	509,650
Total	$99,246,950			$(1,060,936)	$(1,999,924)	$938,988

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund

Schedule of investments (unaudited) (cont’d)	February 29, 2020

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[5]	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	—	Brazilian Real
BRL-CDI	—	Brazil Cetip InterBank Deposit Rate
CAD	—	Canadian Dollar
CDOR	—	Canadian Dollar Offered Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
EUR	—	Euro
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	$—	$380,996,330	$—		$380,996,330
Corporate Bonds & Notes: Financials	—	69,047,808	0	*	69,047,808
Other Corporate Bonds & Notes	—	209,304,666	—		209,304,666
Collateralized Mortgage Obligations	—	154,953,404	3,749,619		158,703,023
Sovereign Bonds	—	154,612,649	—		154,612,649
Senior Loans:
Financials	—	7,473,429	5,752,883		13,226,312
Health Care	—	16,906,994	737,681		17,644,675
Other Senior Loans	—	57,348,838	—		57,348,838
U.S. Treasury Inflation Protected Securities	—	79,063,114	—		79,063,114
Asset-Backed Securities	—	77,953,453	—		77,953,453
Mortgage-Backed Securities	—	72,848,427	—		72,848,427
Non-U.S. Treasury Inflation Protected Securities	—	53,285,978	—		53,285,978
Municipal Bonds	—	7,998,422	—		7,998,422
PurchasedOptions:
Exchange-Traded Purchased Options	4,879,650	—	—		4,879,650
OTC Purchased Options	—	414,964	—		414,964
Total Long-Term Investments	4,879,650	1,342,208,476	10,240,183		1,357,328,309
Short-Term Investments†	101,022,527	—	—		101,022,527
Total Investments	$105,902,177	$1,342,208,476	$10,240,183		$1,458,350,836

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (CONT’D)
Description	Quoted Prices (level 1)	Other Significant Observable Inputs (level 2)	Significant Unobservable Inputs (level 3)	Total
Other Financial Instruments: Futures Contracts	$19,003,709	$—	—	$19,003,709
Forward Foreign Currency Contracts	—	4,169,073	—	4,169,073
OTC Credit Default Swaps on Corporate Issues — Sell Protection	—	9,861	—	9,861
Centrally Cleared Interest Rate Swaps	—	2,947,878	—	2,947,878
OTC Interest Rate Swaps‡	—	2,078,981	—	2,078,981
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	938,988	—	938,988
Total Other Financial Instruments	$19,003,709	$10,144,781	—	$29,148,490
Total	$124,905,886	$1,352,353,257	$10,240,183	$1,487,499,326

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$4,941,396	$—	—	$4,941,396
OTC Written Options	—	379,398	—	379,398
Futures Contracts	39,446,210	—	—	39,446,210
Forward Foreign Currency Contracts	—	5,136,780	—	5,136,780
OTC Credit Default Swaps on Corporate Issues — Buy Protection	—	52,277	—	52,277
OTC Credit Default Swaps on Sovereign Issues — Buy Protection‡	—	470,748	—	470,748
Centrally Cleared Interest Rate Swaps	—	43,678,128	—	43,678,128
Total	$44,387,606	$49,717,331	—	$94,104,937

† See Schedule of Investments for additional detailed categorizations.

* Amount represents less than $1.

‡ Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund, both managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 29, 2020. The following transactions were effected in shares of such companies for the period ended February 29, 2020.

	Affiliate Value at May 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$57,276,616	$240,680,052	240,680,052	$297,956,668	297,956,668
Western Asset Premier Institutional Government Reserves, Premium Shares	—	202,865,710	202,865,710	101,843,183	101,843,183
	$57,276,616	$443,545,762		$399,799,851

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2020
Western Asset Government Cash Management Portfolio, LLC	—	$390,633	—	$—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	129,054	—	101,022,527
	—	$519,687	—	$101,022,527